Investments Accounted For Using the Equity Method - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Commitments and contingencies	$ 0
Associates [member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Commitments and contingencies	$ 0